Summary of Significant Accounting Policies (Tables)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019
Summary of Significant Accounting Policies
Summary of estimated useful lives of property and equipment

Server hardware	5 years
Vehicles	5 years

Useful Lives
Server hardware	5 years
Vehicle	5 years

Summary of estimated useful lives of intangible assets

Acquired software	5 years
Purchased courseware	5 years
Copyrights	5 years

Useful Lives
Acquired software	5 years
Purchased courseware	5 years
Copyrights	5 years

Schedule of contract balances

	As of March 31,
	2021	2020
Deferred revenue-current	$11,456,667	$16,736,365
Deferred revenue-non-current	312,896	50,877
Total	$11,769,563	$16,787,242

	For the years ended March 31,
	2021	2020
Revenue recognized from deferred revenue balance	$16,736,365	$15,258,021

	As of March 31,
	2021	2020
Deferred revenue-current	$11,456,667	$16,736,365
Deferred revenue-non-current	312,896	50,877
Total	$11,769,563	$16,787,242

	For the years ended March 31,
	2021	2020
Revenue recognized from deferred revenue balance	$16,736,365	$15,258,021

	As of March 31,
	2019	2018	2017
Deferred revenue-current	$15,308,898	$10,558,149	$5,609,362
Deferred revenue-non-current	8,672,836	—	—
Total	$23,981,734	$10,558,149	$5,609,362

	For the years ended March 31,
	2019	2018
Revenue recognized from deferred revenue balance	$10,558,149	$5,609,362

	As of March 31,
	2019	2018	2017
Deferred revenue-current	$15,308,898	$10,558,149	$5,609,362
Deferred revenue-non-current	8,672,836	—	—
Total	$23,981,734	$10,558,149	$5,609,362

	For the years ended March 31,
	2019	2018
Revenue recognized from deferred revenue balance	$10,558,149	$5,609,362

	As of March 31,
	2019	2018	2017
Deferred revenue-current	$15,308,898	$10,558,149	$5,609,362
Deferred revenue-non-current	8,672,836	—	—
Total	$23,981,734	$10,558,149	$5,609,362

	For the years ended March 31,
	2019	2018
Revenue recognized from deferred revenue balance	$10,558,149	$5,609,362

	As of March 31,
	2021	2020
Deferred revenue-current	$11,456,667	$16,736,365
Deferred revenue-non-current	312,896	50,877
Total	$11,769,563	$16,787,242

	For the years ended March 31,
	2021	2020
Revenue recognized from deferred revenue balance	$16,736,365	$15,258,021

	As of March 31,
	2019	2018	2017
Deferred revenue-current	$15,308,898	$10,558,149	$5,609,362
Deferred revenue-non-current	8,672,836	—	—
Total	$23,981,734	$10,558,149	$5,609,362

	For the years ended March 31,
	2019	2018
Revenue recognized from deferred revenue balance	$10,558,149	$5,609,362

	As of March 31,
	2019	2018	2017
Deferred revenue-current	$15,308,898	$10,558,149	$5,609,362
Deferred revenue-non-current	8,672,836	—	—
Total	$23,981,734	$10,558,149	$5,609,362

	For the years ended March 31,
	2019	2018
Revenue recognized from deferred revenue balance	$10,558,149	$5,609,362

Summary of disaggregated revenue by types

	For the years ended March 31,
	2021	2020
Online VIP membership revenue	$23,988,077	$22,317,033
Online SVIP membership revenue	4,967,186	6,093,679
Technology services revenue	213,283	190,359
Total	$29,168,546	$28,601,071

	For the years ended March 31,
	2019	2018
Online VIP membership revenue	$19,271,739	$14,717,609
Online SVIP membership revenue	5,054,983	—
Technical service revenue	342,118	192,934
Total	$24,668,840	$14,910,543

	For the years ended March 31,
	2019	2018
Online VIP membership revenue	$19,271,739	$14,717,609
Online SVIP membership revenue	5,054,983	—
Technical service revenue	342,118	192,934
Total	$24,668,840	$14,910,543

	For the years ended March 31,
	2021	2020
Online VIP membership revenue	$23,988,077	$22,317,033
Online SVIP membership revenue	4,967,186	6,093,679
Technology services revenue	213,283	190,359
Total	$29,168,546	$28,601,071

	For the years ended March 31,
	2019	2018
Online VIP membership revenue	$19,271,739	$14,717,609
Online SVIP membership revenue	5,054,983	—
Technical service revenue	342,118	192,934
Total	$24,668,840	$14,910,543

	For the years ended March 31,
	2019	2018
Online VIP membership revenue	$19,271,739	$14,717,609
Online SVIP membership revenue	5,054,983	—
Technical service revenue	342,118	192,934
Total	$24,668,840	$14,910,543

	For the years ended March 31,
	2019	2018
Online VIP membership revenue	$19,271,739	$14,717,609
Online SVIP membership revenue	5,054,983	—
Technical service revenue	342,118	192,934
Total	$24,668,840	$14,910,543

	For the years ended March 31,
	2019	2018
Online VIP membership revenue	$19,271,739	$14,717,609
Online SVIP membership revenue	5,054,983	—
Technical service revenue	342,118	192,934
Total	$24,668,840	$14,910,543

Summary of currency exchange rates that were used in the consolidated financial statements

	March 31, 2021	March 31, 2020
Year-end spot rate	US$1= 6.5712 RMB	US$1= 7.0851 RMB
Average rate	US$1= 6.7720 RMB	US$1= 6.9655 RMB

	March 31, 2019	March 31, 2018
Year-end spot rate	US$1= 6.7335 RMB	US$1= 6.2881 RMB
Average rate	US$1= 6.7317 RMB	US$1= 6.6021 RMB